Important Notice Regarding Change in

ETF Name, Index and Related Matters

SPDR® Index Shares Funds

Supplement Dated February 22, 2013

to the

Prospectus Dated January 31, 2013

and to the

Statement of Additional Information (“SAI”) Dated January 31, 2013

The following changes will take effect for the Fund on or around the end of April 2013.

Current		New
ETF Name (Ticker)	Index	ETF Name (Ticker)	Index

SPDR FTSE/Macquarie Global Infrastructure 100 ETF (GII)	Macquarie Global Infrastructure 100 Index	SPDR S&P Global Infrastructure ETF (GII)	S&P Global Infrastructure Index

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SPDRISSUPP1